CONVERTIBLE DEBT INSTRUMENTS - Addition Information (Details) - Convertible debenture instrument $ in Thousands	3 Months Ended
	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Payment of debt premium	R$ 1,428,000
Convertible debentures, with payment of a premium | $		$ 242
Debt conversion price	R$ 22.78
Conversion price			R$ 3.37